ASSET ACQUISITION (Estimated fair value of the assets acquired) (Details) - USD ($) $ in Thousands		6 Months Ended
	May 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Estimated fair value of the assets acquired
Prepayments and other receivables		$ 26,160	$ 21,525
Acquired intangible asset		63,788
Total identifiable assets acquired		$ 238,313	$ 296,116
Unpatented technology
Estimated fair value of the assets acquired
Estimated Useful Life		3 years
Acquisition of Bee Computing
Estimated fair value of the assets acquired
Cash	$ 25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633
Total identifiable assets acquired	21,813
Total purchase consideration	$ 21,813
Estimated Useful Life	3 years
Acquisition of Bee Computing | Unpatented technology
Estimated fair value of the assets acquired
Estimated Useful Life	3 years